Credit Concentration	12 Months Ended
Dec. 31, 2010
Credit Concentration
Credit Concentration

9. CREDIT CONCENTRATION

Our customers fall into four categories: (i) semiconductor device and solar cell and module manufacturers, (ii) commercial customers, which principally include private equity firms, large, national retail chains and real estate property management firms; (iii) federal, state and municipal governments; and (iv) utilities. Our customers are located in various geographic regions including North America, Europe and the Asia Pacific region and are generally well capitalized, and the concentration of credit risk is considered minimal. For our solar energy systems, we typically collect the full sales proceeds upon final close and transfer of the system. Sales to specific customers exceeding 10% of consolidated net sales for the years ended December 31 were as follows:

	2010		2009		2008

Customer A (Solar Energy segment)	12.7%		—		—

Customer B (Solar Materials segment)	12.1%		23.2%		14.6%

Customer C (Semiconductor Materials segment)	[1	]	[1	]	13.0%

Customer D (Solar Materials segment)	[1	]	[1	]	10.4%

[1]	Less than 10% of consolidated net sales.

In January 2011, one long-term solar wafer customer did not make a scheduled increased payment in connection with the 2011 refundable capacity reservation deposit or renew a required 2011 letter of credit under the agreement in an attempt to renegotiate price and other terms under the agreement. We have ceased shipments to this customer pending resolution of these issues.